Annual Total Returns- Transamerica Mid Cap Value Opportunities (Retail Class) [BarChart] - Retail Class - Transamerica Mid Cap Value Opportunities - A	2015	2016	2017	2018	2019	2020
Total	1.89%	15.82%	9.35%	(8.44%)	24.13%	3.83%